Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
(a)Transactions with TELUS Corporation
General
TELUS Corporation produces consolidated financial statements available for public use and is the ultimate parent and controlling party of TELUS International.
Recurring transactions
TELUS Corporation and its subsidiaries receive customer care, integrated business process outsourcing, information technology outsourcing, and digital product development services from us, and provide services (including people, network, finance, communications, and regulatory) to us. We also participate in defined benefit pension plans that share risks between TELUS Corporation and its subsidiaries.

	2023			2022			2021
As at, or Year Ended December 31 (millions)	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total	TELUS Corporation (parent)	Subsidiaries of TELUS Corporation	Total
Transactions with TELUS Corporation and subsidiaries
Revenues from services provided to	$—	$559	$559	$—	$428	$428	$—	$353	$353
Goods and services purchased from	—	(28)	(28)	—	(33)	(33)	—	(30)	(30)
	—	531	531	—	395	395	—	323	323
Receipts from related parties	—	(600)	(600)	—	(417)	(417)	—	(339)	(339)
Payments to related parties	—	28	28	1	32	33	20	—	20
Payments (made) collected by related parties on our behalf and other adjustments(1)	(62)	15	(47)	(50)	25	(25)	(91)	53	(38)
Foreign exchange	2	—	2	2	—	2	—	(2)	(2)
Change in balance	(60)	(26)	(86)	(47)	35	(12)	(71)	35	(36)
Accounts with TELUS Corporation and subsidiaries
Balance, beginning of year	(91)	61	(30)	(44)	26	(18)	27	(9)	18
Balance, end of year	$(151)	$35	$(116)	$(91)	$61	$(30)	$(44)	$26	$(18)
Accounts with TELUS Corporation and subsidiaries
Due from	$20	$42	$62	$8	$73	$81	$—	$53	$53
Due to	$(171)	$(7)	$(178)	$(99)	$(12)	$(111)	$(44)	$(27)	$(71)
	$(151)	$35	$(116)	$(91)	$61	$(30)	$(44)	$26	$(18)
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(1)Certain key management personnel at TELUS International participate in the Pension Plan for Management and Professional Employees of TELUS Corporation, a defined benefit pension plan. During the year ended December 31, 2023, TELUS Corporation incurred CAD$2 million (December 31, 2022 and 2021 - CAD$2 million and $nil, respectively) for these individuals, which are excluded from the table above.
In the consolidated statement of financial position, amounts due from affiliates and amounts due to affiliates are generally due 30 days from billing and are cash-settled on a gross basis.
In January 2021, we renewed our master service agreement with TELUS Corporation, which provides for a term of 10 years beginning in January 2021 and a minimum annual spend of $200 million, subject to adjustment in accordance with its terms.
Other transactions
Immediately prior to the Company’s IPO on February 3, 2021, all Class A, Class C, and Class D common shares held by TELUS Corporation were exchanged for Class B common shares, and these Class B common shares were then redesignated as multiple voting shares. Subsequent to such redesignations, we effected a 4.5-for-1 split of each of our outstanding multiple voting shares. On a post-split basis, TELUS Corporation held 153 million multiple voting shares of TELUS International. On February 3, 2021, and in connection with the Company’s IPO, TELUS Corporation converted 7 million of our multiple voting shares to subordinate voting shares that were sold to new investors in the initial public offering.
In the fourth quarter of 2022, we acquired certain call centre operations of TELUS Corporation for cash consideration of $1 million (net of cash assumed), in exchange for $2 million of net identifiable assets and $9 million of goodwill. This acquisition was accounted for as a common control business acquisition using the predecessor accounting method. The amount of net assets and goodwill acquired in excess of the fair value of consideration paid was recorded to contributed surplus in the consolidated statements of changes in owners’ equity.
(b)Transactions with BPEA EQT
Shareholders’ Agreement
On March 9, 2023, we, TELUS and BPEA amended our shareholders’ agreement to eliminate initial post-IPO transition requirements, remove BPEA’s rights regarding the nomination of directors and appointment of observers to our Board and confirm TELUS Corporation’s and the Company’s rights to nominate individuals to serve on our Board. The parties further amended the shareholders’ agreement on December 16, 2023, to revise the terms of the TELUS right of first offer, pursuant to which BPEA agreed not to, under certain circumstances, sell or transfer their shares in TELUS International without first providing TELUS with a right to purchase such shares. In connection with the conversion by BPEA, on December 21, 2023, we amended the registration rights agreement with, among others, BPEA, to, among other things, remove certain piggyback rights previously provided to BPEA.
Recurring transactions
During the years ended December 31, 2023 and 2022, there were no recurring transactions with BPEA.
Other transactions
Immediately prior to the Company’s IPO on February 3, 2021, all Class B common shares held by BPEA were redesignated as multiple voting shares. Subsequent to such redesignations, we effected a 4.5-for-1 split of each of our outstanding multiple voting shares. On a post-split basis, BPEA held 82 million multiple voting shares of TELUS International. In connection with the Company’s IPO, BPEA converted 15 million of our multiple voting shares to subordinate voting shares that were sold to new investors in the initial public offering. On September 28, 2021, BPEA converted 14 million of our multiple voting shares to subordinate voting shares that were sold to new investors in a secondary public offering.
On December 20, 2023, BPEA converted approximately 33 million multiple voting shares to an equal number of subordinate voting shares. At the time of conversion, there were no amounts receivable from or payable to BPEA. After the conversion, BPEA held multiple voting shares and subordinate voting shares representing approximately 10.5% of combined voting power, and thus was no longer considered a related party with significant influence over TELUS International.
(c)Transactions with key management personnel
Our key management personnel have the authority and responsibility for overseeing, planning, directing and controlling our activities and consist of our Board and members of our executive leadership team. Total compensation expense and its composition for the key management personnel is as follows:

Years Ended December 31 (millions)	2023	2022	2021
Short-term benefits	$5	$7	$5
Post-employment pension(1) and other benefits	$2	$1	$1
Share-based compensation(2)	$11	$11	$43
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(1)Certain members of our executive leadership team participate in our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.
(2)In 2023, we awarded 458,854 RSUs and 322,984 PSUs to our key management personnel, with a grant-date fair value of $9 million and $7 million, respectively.
In 2022, we awarded 301,190 RSUs and 229,627 PSUs to our key management personnel, with a grant-date fair value of $8 million and $6 million, respectively.
In 2021, we awarded 863,755 RSUs, 192,064 PSUs, 579,949 Share Options, and 24,757 Phantom TELUS Corporation RSUs to our key management personnel, with a grant-date fair value of $22 million, $6 million, $3 million and $1 million, respectively.
Employment agreements with members of the key management personnel typically provide for severance payments if an executive’s employment is terminated without cause: generally, 12 to 18 months of base salary and performance bonus, benefits and accrual of pension service in lieu of notice. In the event of a change in control, executive leadership team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.